Leases (Tables)	12 Months Ended
Mar. 31, 2019
Leases 1 [Abstract]
Schedule of Finance Lease and Operating Lease by Lessee
The Company has undiscounted operating lease commitments for the future periods, expiring as follows:

2019
$
Not later than 1 year	32.4
Later than 1 year and not later than 5 years	134.0
Later than 5 years	87.0
253.4

Schedule of Lease and Sublease Payments Recognised as Expense	Rent expense for the year comprises the following:

	2019	2018	2017
	$	$	$
Annual lease expense	23.8	17.0	8.6
Contingent rent	8.4	2.9	1.1
	32.2	19.9	9.7